Derivative financial instruments (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2007	Jun. 30, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount		$ 282,847,000	$ 210,000,000
Fair value of interest rate swaps		2,634,000	5,456,000
Increase in debt due to fair value adjustment		1,882,000	4,879,000
Amount of bonds retired	325,000,000
Fair value hedge related to long-term debt due in 2012 [Member]
Derivative [Line Items]
Notional amount		84,847,000	210,000,000
Fair value of interest rate swaps		2,043,000	5,456,000
Increase in debt due to fair value adjustment		1,383,000	4,879,000
Cash received on settlement		2,500,000
Amount of bonds retired		195,500,000
Term of bonds (in years)		10Y
Maturity date of debt		Dec. 31, 2012
Fair value adjustment to hedged debt recognized in earnings at hedge termination		3,100,000
Accumulated fair value adjustment to hedged debt deferred at hedge termination		1,400,000
Fair value hedge related to long-term debt in 2014 [Member]
Derivative [Line Items]
Notional amount		198,000,000	0
Fair value of interest rate swaps		591,000	0
Increase in debt due to fair value adjustment		$ 499,000	$ 0